Nature and extent of risk arising from financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash	$ 10,417	$ 20,439	[1]
Foreign Currency Risk [Member]
Statement Line Items [Line Items]
Cash	322	874
Investment portfolio	5,080
Debentures	$ 5,020	$ 4,770

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.